PREPAYMENTS, OTHER RECEIVABLES AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
Summary of Prepayments and Other Current Assets
	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

Receivables from third party payment service providers	13,450	1,893	291
Interest receivables	4,882	1,158	178
Deposit for share repurchase *	16,557	13,318	2,047
Receivables of remaining consideration **	71,820	-	-
Deferred sponsorship and advertising expenses	-	3,673	565
Prepaid insurance	-	5,344	821
Deferred expense***	-	15,063	2,315
Receivables for disposal of long-term investments****	-	9,322	1,432
Others	18,825	24,278	3,730
	125,534	74,049	11,379

* Deposit for share repurchase represents cash paid in advance by the Group under the share repurchase program commenced in 2015. The Group has received this deposit in Feb 2018.

** Receivables of remaining consideration represent the remaining cash consideration relating to the disposal of equity interest in Sumpay.cn as of December 31, 2016, which has been fully collected in March 2017.

*** Deferred expense represents cash paid in advance to vendors, such as consultant expense, marketing promotion expense and platform fee, which would be amortized according to their respective service periods.

**** Receivables for disposal of long-term investment represent the receivables from the disposal of Caiyu and Xibianyuan as of December 31, 2017. In March 2018, the amount related to the disposal of Xibianyuan has been fully collected.

Summary of Deposits	Deposits consist of the following:
	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

Deposits for office leases and others	5,810	5,764	886